Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000001397 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000001397 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000001397 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000001397 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000001397 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000001397 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000001397 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000001397 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000001397 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000001397 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000001397 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000001397 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000001397 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000001397 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000001397 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001397 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000001397 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000001397 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000001397 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000001397 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000001397 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000001397 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001397 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000001397 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000174004 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000174004 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000174004 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174004 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000174004 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000174004 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174004 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000174004 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000174004 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000174004 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000174004 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000174004 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000174004 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000174004 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174004 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000174004 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000174004 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000174004 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000174004 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000174004 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000174004 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000174004 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000174004 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174004 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000000872 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000000872 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000872 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000872 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000000872 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000000872 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000872 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000000872 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000000872 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000000872 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000000872 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000000872 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000872 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000000872 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000872 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000872 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000872 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000000872 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000000872 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000000872 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000872 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000000872 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000872 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000872 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000000870 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000000870 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000870 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000870 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000000870 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000000870 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000870 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000000870 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000000870 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000000870 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000000870 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000000870 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000870 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000000870 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000870 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000870 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000870 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000000870 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000000870 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000000870 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000870 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000000870 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000870 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000870 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000000869 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000000869 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000869 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000869 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000000869 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000000869 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000869 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000000869 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000000869 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000000869 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000000869 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000000869 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000869 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000000869 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000869 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000869 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000869 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000000869 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000000869 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000000869 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000869 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000000869 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000869 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000869 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000000867 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000000867 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000867 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000867 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000000867 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000000867 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000867 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000000867 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000000867 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000000867 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000000867 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000000867 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000867 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000000867 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000867 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000867 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000867 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000000867 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000000867 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000000867 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000867 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000000867 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000867 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000867 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%